Significant Events (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Notional amount	$ 377,131,597	$ 241,467,084
Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Notional amount	$ 65,000,000
Bonds [Member] | EUR | Senior Bonds EUR [Member]
Disclosure of financial liabilities [line items]
Currency	EUR
Notional amount	$ 40,000,000
Term (annual)	P7Y
Issuance rate (annual)	1.09%
Issue date	Feb. 01, 2019
Maturity date	Jul. 02, 2026
Bonds [Member] | EUR | Senior Bonds EUR1 [Member]
Disclosure of financial liabilities [line items]
Currency	EUR
Notional amount	$ 25,000,000
Term (annual)	P15Y
Issuance rate (annual)	1.25%
Issue date	Nov. 26, 2019
Maturity date	Jan. 03, 2022
Bonds [Member] | AUD [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 185,000,000
Bonds [Member] | AUD [Member] | Senior Bonds AUD [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 22,000,000
Term (annual)	P15Y
Issuance rate (annual)	3.66%
Issue date	May 13, 2019
Maturity date	May 20, 2034
Bonds [Member] | AUD [Member] | Senior Bonds AUD1 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 20,000,000
Term (annual)	P5Y
Issuance rate (annual)	1.13%
Issue date	Jul. 11, 2019
Maturity date	Nov. 07, 2024
Bonds [Member] | AUD [Member] | Senior Bonds AUD2 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 28,000,000
Term (annual)	P5Y
Issuance rate (annual)	1.13%
Issue date	Jul. 17, 2019
Maturity date	Jul. 17, 2024
Bonds [Member] | AUD [Member] | Senior Bonds AUD3 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 15,000,000
Term (annual)	P5Y
Issuance rate (annual)	1.13%
Issue date	Jul. 17, 2019
Maturity date	Jul. 17, 2024
Bonds [Member] | AUD [Member] | Senior Bonds AUD4 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 75,000,000
Term (annual)	P20Y
Issuance rate (annual)	3.05%
Issue date	Aug. 30, 2019
Maturity date	Feb. 28, 2039
Bonds [Member] | AUD [Member] | Senior Bonds AUD5 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 12,000,000
Term (annual)	P15Y
Issuance rate (annual)	3.16%
Issue date	Nov. 12, 2019
Maturity date	Nov. 20, 2034
Bonds [Member] | AUD [Member] | Senior Bonds AUD6 [Member]
Disclosure of financial liabilities [line items]
Currency	AUD
Notional amount	$ 13,000,000
Term (annual)	P15Y
Issuance rate (annual)	2.91%
Issue date	Nov. 21, 2019
Maturity date	Nov. 27, 2034
Bonds [Member] | CHF
Disclosure of financial liabilities [line items]
Notional amount	$ 250,000,000
Bonds [Member] | CHF | Senior Bonds CHF [Member]
Disclosure of financial liabilities [line items]
Currency	CHF
Notional amount	$ 150,000,000
Term (annual)	P5Y
Issuance rate (annual)	3.80%
Issue date	Mar. 12, 2019
Maturity date	Sep. 27, 2024
Bonds [Member] | CHF | Senior Bonds CHF1 [Member]
Disclosure of financial liabilities [line items]
Currency	CHF
Notional amount	$ 100,000,000
Term (annual)	P10Y
Issuance rate (annual)	1.40%
Issue date	Aug. 29, 2019
Maturity date	Aug. 29, 2029